Information by segment - Disclosure of Information by Segment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue		€ 561,752	€ 489,302		€ 421,788
Cost of sales		(219,462)	(190,471)		(162,568)
Gross profit/(loss)		342,290	298,831		259,220
Other income		86	97		333
Sales and marketing costs		(36,494)	(33,465)		(29,941)
General and administrative costs		(194,646)	(167,190)		(138,557)
Operating income		111,236	98,273		91,055
Net finance expense		(61,784)	(44,367)		(36,269)
Profit before taxation		49,452	53,906		54,786
Total assets		2,262,554	1,702,071	[1]	1,482,665	[1]
Total liabilities		1,629,134	1,112,410	[1]	941,179	[1]	€ 753,030
Capital expenditures, including intangible assets	[2]	(451,179)	(256,015)		(250,878)
Depreciation and amortization		128,954	108,252		89,835
Adjusted EBITDA	[1],[3]	257,798	220,961		190,876
Recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		533,083	462,516		399,958
Non-recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		28,669	26,786		21,830
Corporate and other [member]
Disclosure of operating segments [line items]
Cost of sales		(14,686)	(12,730)		(9,878)	[1]
Gross profit/(loss)		(14,686)	(12,730)		(9,878)	[1]
Sales and marketing costs		(19,552)	(17,794)		(16,342)	[1]
General and administrative costs		(49,443)	(42,242)		(32,687)	[1]
Operating income		(83,681)	(72,766)		(58,907)	[1]
Total assets		232,753	78,467		128,815	[1]
Total liabilities		1,206,232	760,087		657,953	[1]
Capital expenditures, including intangible assets	[2]	(18,809)	(11,365)		(10,521)	[1]
Depreciation and amortization		10,047	6,166		4,336	[1]
Adjusted EBITDA	[1],[3]	(59,651)	(53,522)		(45,510)
Operating segments [member]
Disclosure of operating segments [line items]
Revenue		561,752	489,302		421,788
Cost of sales		(204,776)	(177,741)		(152,690)
Gross profit/(loss)		356,976	311,561		269,098
Other income		86	97		333
Sales and marketing costs		(16,942)	(15,671)		(13,599)
General and administrative costs		(145,203)	(124,948)		(105,870)
Operating income		194,917	171,039		149,962
Total assets		2,029,801	1,623,604		1,353,850
Total liabilities		422,902	352,323		283,226
Capital expenditures, including intangible assets	[2]	(432,370)	(244,650)		(240,357)
Depreciation and amortization		118,907	102,086		85,499
Adjusted EBITDA	[1]	317,449	274,483		236,386
Operating segments [member] | Recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		533,083	462,516		399,958
Operating segments [member] | Non-recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		28,669	26,786		21,830
Operating segments [member] | Big4 [member]
Disclosure of operating segments [line items]
Revenue		370,308	318,637		269,774
Cost of sales		(141,312)	(119,931)		(100,921)
Gross profit/(loss)		228,996	198,706		168,853
Other income		86	97		333
Sales and marketing costs		(10,562)	(9,780)		(8,390)
General and administrative costs		(100,660)	(87,903)		(73,238)
Operating income		117,860	101,120		87,558
Total assets		1,508,967	1,229,960		990,406
Total liabilities		311,140	274,076		208,871
Capital expenditures, including intangible assets	[2]	(318,595)	(174,818)		(170,707)
Depreciation and amortization		84,943	72,721		60,128
Adjusted EBITDA	[1],[3]	203,796	174,818		148,191
Operating segments [member] | Big4 [member] | Recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		352,692	302,346		256,004
Operating segments [member] | Big4 [member] | Non-recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		17,616	16,291		13,770
Operating segments [member] | Rest of Europe [member]
Disclosure of operating segments [line items]
Revenue		191,444	170,665		152,014
Cost of sales		(63,464)	(57,810)		(51,769)
Gross profit/(loss)		127,980	112,855		100,245
Sales and marketing costs		(6,380)	(5,891)		(5,209)
General and administrative costs		(44,543)	(37,045)		(32,632)
Operating income		77,057	69,919		62,404
Total assets		520,834	393,644		363,444
Total liabilities		111,762	78,247		74,355
Capital expenditures, including intangible assets	[2]	(113,775)	(69,832)		(69,650)
Depreciation and amortization		33,964	29,365		25,371
Adjusted EBITDA	[1],[3]	113,653	99,665		88,195
Operating segments [member] | Rest of Europe [member] | Recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		180,391	160,170		143,954
Operating segments [member] | Rest of Europe [member] | Non-recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		€ 11,053	€ 10,495		€ 8,060

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	Capital expenditure, including intangible assets, represent payments to acquire property, plant and equipment and intangible assets, as recorded in the consolidated statement of cash flows as "Purchase of property, plant and equipment" and "Purchase of intangible assets" respectively.
[3]	"Adjusted EBITDA" is a non-IFRS financial measure within the meaning of the rules of the SEC. See "Non-IFRS Financial Measures" for more information on this measure, including why we believe that this supplemental measure is useful, and the limitations on the use of this supplemental measure.